J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
Commercial Mortgage Pass-Through Certificates, Series 2015-SGP

J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP MZ
Commercial Mezzanine Pass-Through Certificates, Series 2015-SGP MZ

Report To:
J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
H/2 Special Opportunities III Corp.
H/2 Credit Partners Master Fund Ltd.
H/2 Investors, Ltd.
H/2 Investors II, L.P.
H/2 Targeted Return Strategies II Ltd.
Citigroup Global Markets Inc.
Drexel Hamilton, LLC
Barclays Capital Inc.

11 September 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

H/2 Special Opportunities III Corp.
H/2 Credit Partners Master Fund Ltd.
H/2 Investors, Ltd.
H/2 Investors II, L.P.
H/2 Targeted Return Strategies II Ltd.
375 Park Avenue – 20th Floor
New York, New York 10152

Citigroup Global Markets Inc.
390 Greenwich Street
New York, New York 10013
Drexel Hamilton, LLC 77 Water Street New York, New York 10005 Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re:
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
Commercial Mortgage Pass-Through Certificates, Series 2015-SGP (the "CMBS Certificates")

J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP MZ
Commercial Mezzanine Pass-Through Certificates, Series 2015-SGP MZ (the "Mezzanine Certificates")

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) and Mezzanine Loan (as defined in Attachment A) that secure the CMBS Certificates and the Mezzanine Certificates, respectively.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the "Data Files") that are described in Attachment A,
b.	Copies of various source documents (the "Source Documents"), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the "Compared Characteristics"), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.
A list of characteristics on the Data Files (the "Recalculated Characteristics"), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the "Provided Characteristics"), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine Loan,
iii.	Whether the originators of the Mortgage Loan or Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP
11 September 2015

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.	The CMBS Certificates will represent the ownership interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP (the "CMBS Issuing Entity") that will be established by the Depositor,
b.
The CMBS Issuing Entity's assets will consist primarily of one promissory note issued by Seritage SRC Finance LLC and Seritage KMT Finance LLC (collectively, the "Mortgage Borrowers") evidencing a floating rate mortgage loan (the "Trust Loan"),

c.
The Mortgage Borrowers also issued two additional promissory notes which evidence the amount of certain future advances which may be made subsequent to the closing date of this mortgage loan (the "Future Advances," together with the "Trust Loan," the "Mortgage Loan"),

d.	The Future Advances will be pari passu in right of payment with the Trust Loan and will not be part of the assets of the CMBS Issuing Entity,
e.	The Mortgage Loan is secured by, among other things,
i.
Cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Mortgage Borrowers' fee simple interests in 234 retail properties and the applicable Mortgage Borrower's leasehold interest in one retail property (together, the "Properties") and

ii.	A pledge of certain equity interests in the joint venture entities that own 31 additional retail properties (the "JV Properties"),
f.	The Mortgage Loan has a related floating rate mezzanine loan (the "Mezzanine Loan"),
g.	The Mezzanine Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP MZ (the "Mezzanine Issuing Entity") that will be established by the Depositor,
h.
The Mezzanine Issuing Entity's assets will consist primarily of five promissory notes issued by Seritage SRC Mezzanine Finance LLC and Seritage KMT Mezzanine Finance LLC (collectively, the "Mezzanine Borrowers") evidencing the Mezzanine Loan,

i.	The Mezzanine Loan is secured by, among other things, pledges of the ownership interests of the Mezzanine Borrowers in the Mortgage Borrowers and
j.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

The Depositor informed us that as of the Cut-Off Date (as defined in Item 1. of Attachment A), the outstanding balance of the Future Advances is $0.  For the avoidance of doubt, all references and recalculations related to the Mortgage Loan that are described in this report are based on the Trust Loan, and do not include the Future Advances.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the "Total Debt associated with the Mortgage Loan" (or with respect to each Property, is hereinafter referred to as the "Total Debt associated with each Property").  For the avoidance of doubt, all references and recalculations related to the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that are described in this report are based on the Trust Loan and the Mezzanine Loan, and do not include the Future Advances.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 8

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.
An electronic data file (the "Preliminary Data File") that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 September 2015 (the "Cut-Off Date") and

b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the instructions provided by the Depositor that are described in the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the "Updated Data File."

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the "Final Data File," which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut-Off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:
i.	Final Data File and
ii.	Updated Data File,
we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 13

4.
Using the "First Payment Date" of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the "Seasoning" of the Mortgage Loan and Mezzanine Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the "Initial Loan Term" of the Mortgage Loan and Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the "Fully Extended Loan Term" of the Mortgage Loan and Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Initial Loan Term
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the "Remaining Term to Initial Maturity" of the Mortgage Loan and Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

8.
With respect to the Mortgage Loan and Mezzanine Loan, the loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options.  Based on this information, the Depositor instructed us to:

a.	Use "0" for the original amortization term of the Mortgage Loan and Mezzanine Loan (the "Amortization Term"),
b.
Use the "Mortgage Original Loan Amount" of the Mortgage Loan and each Property, as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property as of the Cut-Off Date (the "Mortgage Cut-Off Date Loan Amount"),

c.
Use the "Mortgage Original Loan Amount" of the Mortgage Loan and each Property, as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property as of the "Initial Maturity Date" of the Mortgage Loan (the "Mortgage Maturity Date Loan Amount"),

d.
Use the "Mezzanine Original Loan Amount" of the Mezzanine Loan and each Property, as shown on the Final Data File, as the principal balance of the Mezzanine Loan and each Property as of the Cut-Off Date (the "Mezzanine Cut-Off Date Loan Amount"),

e.
Use the "Mezzanine Original Loan Amount" of the Mezzanine Loan and each Property, as shown on the Final Data File, as the principal balance of the Mezzanine Loan and each Property as of the "Initial Maturity Date" of the Mezzanine Loan (the "Mezzanine Maturity Date Loan Amount") and

f.	Use the "Initial Loan Term" of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the "IO Peirod").

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.
Using the "Mortgage Cut-Off Date Loan Amount" of each Property, as shown on the Final Data File, we recalculated the "% of Total Cut-Off Date Loan Amount" of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 13

10.	Using the:
a.	Mortgage Original Loan Amount,
b.	Mezzanine Original Loan Amount,
c.	Mortgage Cut-Off Date Loan Amount,
d.	Mezzanine Cut-Off Date Loan Amount,
e.	Mortgage Maturity Date Loan Amount,
f.	Mezzanine Maturity Date Loan Amount,
g.	Mortgage Loan Spread and
h.	Mezzanine Loan Spread
of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Total Debt Original Loan Amount,
ii.	Total Debt Cut-Off Date Loan Amount,
iii.	Total Debt Maturity Loan Amount and
iv.	Total Debt Spread
of the Total Debt associated with the Mortgage Loan and, with respect to items i., ii. and iii. above, of the Total Debt associated with each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread and
c.	Total Debt Spread
of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively, all as shown on the Final Data File, and the LIBOR assumption of 0.20000% that was provided by the Depositor, we recalculated the:
i.	Assumed Mortgage Interest Rate,
ii.	Assumed Mezzanine Debt Interest Rate and
iii.	Assumed Total Debt Interest Rate
of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Original Loan Amount,
b.	Assumed Mortgage Interest Rate and
c.	Accrual Basis
of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 12., we recalculated the:
i.	Monthly Mortgage Debt Service and
ii.	Annual Mortgage Debt Service
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the "Monthly Mortgage Debt Service" of the Mortgage Loan as 1/12th of the product of:
i.	The "Mortgage Original Loan Amount" of the Mortgage Loan, as shown on the Final Data File,
ii.	The "Assumed Mortgage Interest Rate" of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the "Annual Mortgage Debt Service" of the Mortgage Loan as the product of:
i.	The "Mortgage Original Loan Amount" of the Mortgage Loan, as shown on the Final Data File,
ii.	The "Assumed Mortgage Interest Rate" of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

13.	Using the:
a.	Mezzanine Original Loan Amount,
b.	Assumed Mezzanine Debt Interest Rate and
c.	Accrual Basis
of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:
i.	Monthly Mezzanine Debt Service and
ii.	Annual Mezzanine Debt Service
of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the "Monthly Mezzanine Debt Service" of the Mezzanine Loan as 1/12th of the product of:
i.	The "Mezzanine Original Loan Amount" of the Mezzanine Loan, as shown on the Final Data File,
ii.	The "Assumed Mezzanine Debt Interest Rate" of the Mezzanine Loan, as shown on the Final Data File, and
iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the "Annual Mezzanine Debt Service" of the Mezzanine Loan as the product of:
i.	The "Mezzanine Original Loan Amount" of the Mezzanine Loan, as shown on the Final Data File,
ii.	The "Assumed Mezzanine Debt Interest Rate" of the Mezzanine Loan, as shown on the Final Data File, and
iii.	366/360.

Attachment A Page 7 of 13

14.	Using the:
a.	Monthly Mortgage Debt Service and
b.	Monthly Mezzanine Loan Debt Service
of the Mortgage Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the "Monthly Total Debt Service" of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Annual Mortgage Debt Service and
b.	Annual Mezzanine Loan Debt Service
of the Mortgage Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the "Annual Total Debt Debt Service" of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Cut-Off Date Loan Amount,
b.	Accrual Basis,
c.	LIBOR Cap Strike,
d.	Mortgage Loan Spread and
e.	Underwritten Net Cash Flow
of the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 16., we recalculated the "Underwritten Mortgage NCF DSCR at Cap" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:
a.	Calculate the annual debt service of the Mortgage Loan at the "LIBOR Cap Strike" as the product of:
i.	The "Mortgage Cut-off Date Loan Amount" of the Mortgage Loan, as shown on the Final Data File,
ii.	The sum of:
(a)	The "LIBOR Cap Strike" of the Mortgage Loan and
(b)	The "Mortgage Loan Spread" of the Mortgage Loan and
iii.	366/360
and
b.	Recalculate the "Underwritten Mortgage NCF DSCR at Cap" of the Mortgage Loan as the quotient of:
i.	The "Underwritten Net Cash Flow" of the Properties, as shown on the Final Data File, divided by
ii.	The annual debt service of the Mortgage Loan at the "LIBOR Cap Strike," as calculated in a. above.

For the purpose of this procedure, we were instructed by the Depositor to round the "Underwritten Mortgage NCF DSCR at Cap" to two decimal places.

Attachment A Page 8 of 13

Attachment A Page 9 of 13

17.	Using the:
a.	Mortgage Cut-off Date Loan Amount,
b.	Mortgage Loan Spread,
c.	Mezzanine Loan Cut-off Date Loan Amount,
d.	Mezzanine Loan Spread,
e.	Accrual Basis,
f.	LIBOR Cap Strike and
g.	Underwritten Net Cash Flow
of the Mortgage Loan, Mezzanine Loan and the Properties, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 17., we recalculated the "Underwritten Total Debt NCF DSCR at Cap" of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:
a.	Calculate the annual debt service of the Total Debt associated with the Mortgage Loan at the "LIBOR Cap Strike" as the sum of:
i.	The product of:
(a)	The "Mortgage Cut-off Date Loan Amount" of the Mortgage Loan, as shown on the Final Data File,
(b)	The sum of:
(i)	The "LIBOR Cap Strike" of the Mortgage Loan and
(ii)	The "Mortgage Loan Spread" of the Mortgage Loan and
(c)	366/360
and
ii.	The product of:
(a)	The "Mezzanine Cut-off Date Loan Amount" of the Mezzanine Loan, as shown on the Final Data File,
(b)	The sum of:
(i)	The "LIBOR Cap Strike" of the Mezzanine Loan and
(ii)	The "Mezzanine Loan Spread" of the Mezzanine Loan and
(c)	366/360
and
b.	Recalculate the "Underwritten Total Debt NCF DSCR at Cap" of the Total Debt associated with the Mortgage Loan as the quotient of:
i.	The "Underwritten Net Cash Flow" of the Properties, as shown on the Final Data File, divided by
ii.	The annual debt service of the Total Debt associated with the Mortgage Loan at the "LIBOR Cap Strike," as calculated in a. above.

For the purpose of this procedure, we were instructed by the Depositor to round the "Underwritten Total Debt NCF DSCR at Cap" to two decimal places.

Attachment A Page 10 of 13

18.	Using the:
a.	Annual Mortgage Debt Service,
b.	Mortgage Cut-Off Date Loan Amount,
c.	Mortgage Maturity Date Loan Amount,
d.	Cushman Market Value (As-Is),
e.	Hilco Dark Value,
f.	Underwritten Net Operating Income and
g.	Underwritten Net Cash Flow
of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Underwritten Mortgage NOI DSCR,
ii.	Underwritten Mortgage NCF DSCR,
iii.	Cushman As Is Mortgage LTV Cutoff Value,
iv.	Cushman As Is Mortgage LTV Balloon Value,
v.	Hilco Dark Mortgage LTV Cutoff Value,
vi.	Hilco Dark Mortgage LTV Balloon Value,
vii.	Underwritten Mortgage NOI DY and
viii.	Underwritten Mortgage NCF DY
of the Mortgage Loan and, with respect to items iii. through vi. above, of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the "Underwritten Mortgage NOI DSCR" and "Underwritten Mortgage NCF DSCR" to two decimal places and
b.
Round the "Cushman As Is Mortgage LTV Cutoff Value," "Cushman As Is Mortgage LTV Balloon Value," "Hilco Dark Mortgage LTV Cutoff Value," "Hilco Dark Mortgage LTV Balloon Value," "Underwritten Mortgage NOI DY" and "Underwritten Mortgage NCF DY" to the nearest 1/10th of one percent.

Attachment A Page 11 of 13

19.	Using the:
a.	Annual Total Debt Debt Service,
b.	Total Debt Cut-Off Date Loan Amount,
c.	Total Debt Maturity Loan Amount,
d.	Cushman Market Value (As-Is),
e.	Hilco Dark Value,
f.	Underwritten Net Operating Income and
g.	Underwritten Net Cash Flow
of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Underwritten Total Debt NOI DSCR,
ii.	Underwritten Total Debt NCF DSCR,
iii.	Cushman As Is Total Debt LTV Cutoff Value,
iv.	Cushman As Is Total Debt LTV Balloon Value,
v.	HILCO Dark Total Debt LTV Cutoff Value,
vi.	HILCO Dark Total Debt LTV Balloon Value,
vii.	Underwritten Total Debt NOI DY and
viii.	Underwritten Total Debt NCF DY
of the Total Debt associated with the Mortgage Loan and with respect to items iii. through vi. above, of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the "Underwritten Total Debt NOI DSCR" and "Underwritten Total Debt NCF DSCR" to two decimal places and
b.
Round the "Cushman As Is Total Debt LTV Cutoff Value," "Cushman As Is Total Debt LTV Balloon Value," "HILCO Dark Total Debt LTV Cutoff Value," "HILCO Dark Total Debt LTV Balloon Value," "Underwritten Total Debt NOI DY" and "Underwritten Total Debt NCF DY" to the nearest 1/10th of one percent.

20.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Total Square Footage
of each Property, as applicable (except for the Properties described in the succeeding paragraph of this Item 20.), all as shown on the Final Data File, we recalculated the:
i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5
of each Property (except for the Properties described in the succeeding paragraph of this Item 20.).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 13

20. (continued)

For each Property for which one or more of the characteristics listed in a. through e. above are shown in "Acres" on the Final Data File, the Depositor instructed us to use "<blank>" for the applicable characteristic(s) listed in i. through v. above.

21.	Using the:
a.	Sears/Kmart Rent,
b.	Third Party Rent (Excluding Lands' End),
c.	Lands' End Rent,
d.	July 2015 TTM Year-End SHLD Sales and
e.	Total Square Footage
of each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Sears/Kmart Rent PSF,
ii.	Third Party Rent PSF,
iii.	Total Rent and
iv.	July 2015 TTM Year-End SHLD Sales PSF
of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to use "N/A" for the "July 2015 TTM Year-End SHLD Sales PSF" characteristic for any Property for which the "Sears/Kmart Rent" is "$0" on the Final Data File.

22.	Using the:
a.	July 2015 TTM Year-End SHLD Sales and
b.	Sears/Kmart Rent
of each Property, both as shown on the Final Data File, we recalculated the "July 2015 TTM Occupancy Costs" of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the "July 2015 TTM Occupancy Costs" to the nearest 1/10th of one percent and
b.	Use "N/A" for the "July 2015 TTM Occupancy Costs" characteristic for any Property for which the "Sears/Kmart Rent" is "$0" on the Final Data File.

23.	Using the:
a.	2015 SHLD EBITDAR and
b.	Sears/Kmart Rent
of each Property, both as shown on the Final Data File, we recalculated the "July 2015 TTM SHLD EBITDAR/Sears Rent" of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 13

23. (continued)

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the "July 2015 TTM SHLD EBITDAR/Sears Rent" to two decimal places and
b.	Use "N/A" for the "July 2015 TTM SHLD EBITDAR/Sears Rent" characteristic for any Property for which the "Sears/Kmart Rent" is "$0" on the Final Data File.

24.	Using the:
a.	Primary Servicer and
b.	Master Servicer
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the "Servicing Fee" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin and
c.	CREFC Fee
of the Mortgage Loan, all as shown on the Final Data File, we recalculated the "Total Admin Fee" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the:
a.	Mortgage Loan Spread and
b.	Total Admin Fee
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the "Net Mortgage Margin" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Mezzanine Primary Servicer and
b.	Mezzanine Master Servicer
of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the "Mezzanine Servicing Fee" of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	Using the:
a.	Mezzanine Servicing Fee,
b.	Mezzanine Trustee/Cert Admin and
c.	Mezzanine CREFC Fee
of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the "Mezzanine Total Admin Fee" of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 13

29.	Using the:
a.	Mezzanine Loan Spread and
b.	Mezzanine Total Admin Fee
of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the "Net Mezz Margin" of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents
Document Title	Document Date

Mortgage Loan Promissory Note A-1 (see Note 1)	7 July 2015

Mortgage Loan Promissory Note A-2-1	7 July 2015

Mortgage Loan Promissory Note A-2-2	7 July 2015

Mezzanine Promissory Note M-1 (see Note 2)	7 July 2015

Mezzanine Promissory Note M-2 (see Note 2)	7 July 2015

Mezzanine Promissory Note M-3 (see Note 2)	7 July 2015

Mezzanine Promissory Note M-4 (see Note 2)	7 July 2015

Mezzanine Promissory Note M-5 (see Note 2)	7 July 2015

Loan Agreement	7 July 2015

Mezzanine Loan Agreement	7 July 2015

Amendment to Mezzanine Loan Agreement	Not Dated

Interest Rate Cap Agreement	7 July 2015

Servicing Tape (JPMCC 15‑MADISON – Servicing Tape 20150717.xlsx)	17 July 2015

Guaranty Agreement	7 July 2015

Management Agreement	7 July 2015

Allocated Loan Amount Schedule (Madison ‑ ALAs to Borrower - 2015-07-02.xlsx)	Not Applicable

Non-Consolidation Agreement	7 July 2015

Seritage S-11 Amendment	8 June 2015

Exhibit 1 to Attachment A

Property Source Documents
Document Title	Document Date

Project Madison Model (Project Madison Accounting Tape and Model.xlsx)	Not Applicable

Property Cushman Appraisal Reports	Various

Property Hilco Appraisal Report	Various

Hilco Appraisal Data Tape (Expanded Final Hilco Appraisal Data Tape 8 19.xlsx)	12 August 2015

Property Subtype Category List (081215CategoryList.xlsx)	12 August 2015

Engineering Reports	Various

Environmental Phase I Reports	Various

Environmental Phase II Reports	Various

Environmental Phase I & II Report Schedule (ESA Desk Review Portfolio - Summary Spreadsheet.xlsx)	Not Dated

Seismic Reports	Various

King of Prussia Ground Lease	28 October 1981

King of Prussia Ground Lease Certification and Agreement	18 May 2015

Purchase Price Schedule (Value Summary Rhapsody Phase 7 Revised-6-4_1230pm.xlsx)	4 June 2015

Underwriting/EBITDAR/Land Acres Schedule (JPM Project Madison UW Tape.xlsx)	Not Dated

July 2015 Sales and EBITDAR Schedule (TTM EBITDAR_July 2015.xlsx)	Not Dated

In-Line Sales Additional Support Schedule (Green Street Mall Database.xlsx)	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 1 to Attachment A

Notes:

1.	The mortgage loan promissory note A-1 Source Document is hereinafter referred to as the "Trust Loan Note."

2.
The mezzanine promissory note M-1, mezzanine promissory note M-2, mezzanine promissory note M-3, mezzanine promissory note M-4 and mezzanine promissory note M-5 Source Documents are hereinafter referred to collectively as the "Mezzanine Note."

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)
Property Address (see Notes 1 and 2)	Property Cushman Appraisal Report, Property Hilco Appraisal Report or USPS Internet Site (www.usps.gov)
Property City (see Notes 1 and 2)	Property Cushman Appraisal Report, Property Hilco Appraisal Report or USPS Internet Site (www.usps.gov)
State (see Notes 1 and 2)	Property Cushman Appraisal Report, Property Hilco Appraisal Report or USPS Internet Site (www.usps.gov)
Zip Code (see Note 2)	Property Cushman Appraisal Report, Property Hilco Appraisal Report or USPS Internet Site (www.usps.gov)
Property Type	Property Cushman Appraisal Report
Property Sub-Type	Property Subtype Category List
Year Built	Property Cushman Appraisal Report, Property Hilco Appraisal Report or Hilco Appraisal Data Tape
Year Renovated	Property Cushman Appraisal Report Property Hilco Appraisal Report or Hilco Appraisal Data Tape
Later of Year Built/Renovated	Property Cushman Appraisal Report, Property Hilco Appraisal Report or Hilco Appraisal Data Tape
Mall Name	Project Madison Model
Mall Owner	Project Madison Model
Total Square Footage (see Note 3)	Project Madison Model
Inside Vacant	Project Madison Model
Outside Vacant	Project Madison Model
Sears/Kmart Square Feet	Project Madison Model
Third Party Square Feet (see Note 3)	Project Madison Model
Lands’ End Square Feet (Included in Third Party SF)	Project Madison Model
Sears Auto Center Square Footage	Project Madison Model
Auto Center Type	Project Madison Model
Land Acres	Underwriting/EBITDAR/Land Acres Schedule or Property Cushman Appraisal Report
Occupancy % Most Recent	Project Madison Model
Occupancy Date Most Recent (see Note 4)	Trust Loan Note
Purchase Price	Purchase Price Schedule
Recapture Type	Seritage S-11 Amendment
Lease Type	Project Madison Model

Exhibit 2 to Attachment A

Ownership Interest	Project Madison Model
Property Information: (continued)

Characteristic	Source Document(s)
Ground Lease	King of Prussia Ground Lease
Annual Ground Rent	King of Prussia Ground Lease
Ground Lease Maturity Date	King of Prussia Ground Lease Certification and Agreement
Ground Lease Renewal Options	King of Prussia Ground Lease

Third Party Information:

Characteristic	Source Document(s)
Cushman Stabilized Appraised Value (see Note 5)	Property Cushman Appraisal Report
Cushman Lease Up Costs (see Note 5)	Property Cushman Appraisal Report
Cushman Market Value (As-Is) (see Note 5)	Property Cushman Appraisal Report
Cushman Appraisal Date	Property Cushman Appraisal Report
Hilco Appraisal Date	Property Hilco Appraisal Report
Hilco Dark Value (see Notes 5 and 6)	Property Hilco Appraisal Report
Hilco Lease Up Costs (see Note 5)	Property Hilco Appraisal Report
Hilco Stabilized Value (see Note 5)	Property Hilco Appraisal Report
Most Recent In-Line Sales PSF	Property Hilco Appraisal Report or In-Line Sales Additional Support Schedule
Environmental Firm	Environmental Phase I Report
Phase I Date	Environmental Phase I Report
Phase II Date (see Note 7)	Environmental Phase II Report and Environmental Phase I & II Report Schedule
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone (see Note 8)	Seismic Report or Engineering Report
Seismic PML % (see Note 8)	Seismic Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 9)

Characteristic	Source Document
Sears/Kmart Rent	Project Madison Model
Third Party Rent (Excluding Lands’ End)	Project Madison Model
Lands’ End Rent	Project Madison Model
2012 SHLD EBITDAR	Underwriting/EBITDAR/Land Acres Schedule
2013 SHLD EBITDAR	Underwriting/EBITDAR/Land Acres Schedule
2014 SHLD EBITDAR	Underwriting/EBITDAR/Land Acres Schedule
2015 SHLD EBITDAR	July 2015 Sales and EBITDAR Schedule
July 2015 TTM Year-End SHLD Sales	July 2015 Sales and EBITDAR Schedule
Underwritten Effective Gross Income	Project Madison Model
Underwritten Expense Total	Project Madison Model
Underwritten Net Operating Income	Project Madison Model
Underwritten Replacement Reserves	Project Madison Model
Underwritten TI and LC	Project Madison Model
Underwritten Net Cash Flow	Project Madison Model

Major Tenant Information:

Characteristic	Source Document
Tenant Name 1	Project Madison Model
SF1	Project Madison Model
Tenant Lease Maturity Date 1	Project Madison Model
Tenant Name 2	Project Madison Model
SF2	Project Madison Model
Tenant Lease Maturity Date 2	Project Madison Model
Tenant Name 3	Project Madison Model
SF3	Project Madison Model
Tenant Lease Maturity Date 3	Project Madison Model
Tenant Name 4	Project Madison Model
SF4	Project Madison Model
Tenant Lease Maturity Date 4	Project Madison Model
Tenant Name 5	Project Madison Model
SF5	Project Madison Model
Tenant Lease Maturity Date 5	Project Madison Model

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document
Initial Tax Escrow	Servicing Tape
Monthly Tax Escrow	Servicing Tape
Initial Insurance Escrow	Servicing Tape
Monthly Insurance Escrow	Servicing Tape
Initial Ground Rent Escrow	Servicing Tape
Monthly Ground Rent Escrow	Servicing Tape
Initial Debt Service Deposit	Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Replacement Reserves Initial Deposit Amount	Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Rollover Reserves Initial Deposit Amount	Loan Agreement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Rollover Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Deposit	Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)
Origination Date (see Note 10)	Trust Loan Note and Mezzanine Note
First Payment Date (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 11)	Loan Agreement and Amendment to Mezzanine Loan Agreement
Extension Options (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 11)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
Extension Fee (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Borrower Entities	Loan Agreement
Mortgage Original Loan Amount	Allocated Loan Amount Schedule
Mezzanine Original Loan Amount	Allocated Loan Amount Schedule
Future Funding Amount	Loan Agreement
Payment Grace Period (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Spread	Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Future Funding Spread	Loan Agreement
Spread Increase (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Strike (see Note 11)	Interest Rate Cap Agreement, Loan Agreement and Mezzanine Loan Agreement
Prepayment String (see Note 11)	Loan Agreement and Mezzanine Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
LockBox (Y/N)	Loan Agreement
Lockbox Type (see Note 12)	Loan Agreement
Terms/Description of Springing Lockbox (if applicable)	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Sponsors	Guaranty Agreement
Property Manager	Management Agreement
Loan Purpose	Seritage S-11 Amendment
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	We were instructed by the Depositor to ignore differences in the:
a.	Property Address,
b.	Property City and
c.	State
characteristics that are caused by standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Property Address,
b.	Property City,
c.	State and
d.	Zip Code
characteristics for each Property located in the United States, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information contained on (i) the applicable property Cushman appraisal report Source Document or property Hilco appraisal report Source Document and (ii) the USPS internet site (www.usps.gov).  If the information on the applicable property Cushman appraisal report Source Document or property Hilco appraisal report Source Document did not agree with the corresponding information on the USPS internet site (www.usps.gov), the Depositor instructed us to use the USPS internet site (www.usps.gov) as the higher priority Source Document.

For the purpose of comparing the characteristics described in a. through d. above for each Property located in Puerto Rico, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information contained on the applicable property Cushman appraisal report Source Document or property Hilco appraisal report Source Document.

3.
For the purpose of comparing the “Total Square Footage” and “Third Party Square Feet” characteristics, the Depositor instructed us to exclude tenant space that is shown in acres (and not in square feet) on the project madison model Source Document.

4.
For the purpose of comparing the “Occupancy Date Most Recent” characteristic, the Depositor instructed us to use the “Origination Date” of the Mortgage Loan, as shown on the trust loan note Source Document, as the “Occupancy Date Most Recent” for each Property.

5.	For the purpose of comparing the:
a.	Cushman Stabilized Appraised Value,
b.	Cushman Lease Up Costs,
c.	Cushman Market Value (As-Is),
d.	Hilco Dark Value,
e.	Hilco Lease Up Costs and
f.	Hilco Stabilized Value
characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A

Notes: (continued)

6.
For the purpose of comparing the “Hilco Dark Value” characteristic for each Property for which a “Hilco Dark Value” was not provided on the applicable property Hilco appraisal report Source Document, the Depositor instructed us to use the “Hilco Stabilized Value,” as shown on the applicable property Hilco appraisal report Source Document, as the “Hilco Dark Value.”

7.
The Depositor instructed us to perform procedures on the “Phase II Date” characteristic only for Properties for which we were provided an environmental phase II report Source Document (except for the Property described in the succeeding paragraph of this Note 7).

For the Property identified on the Preliminary Data File as “Honolulu,” for which a phase II environmental report Source Document was not provided, the Depositor instructed us to use the environmental phase I & II report schedule Source Document for the purpose of comparing the “Phase II Date” characteristic.

8.
The Depositor instructed us to perform procedures on the “Seismic Zone” and “Seismic PML %” characteristics only for Properties for which we were provided a seismic report Source Document (except for the Property described in the succeeding paragraph of this Note 8).

For the Property identified on the Preliminary Data File as “Sears,” the Depositor indicated that there is a seismic report Source Document for this Property, however, it is unavailable as of the date of this report.  For this Property, the Depositor instructed us to use “3” for the “Seismic Zone” characteristic, which is shown on the engineering report Source Document, and “TBD” for the “Seismic PML %” characteristic.

9.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

10.
For the purpose of comparing the “Origination Date” characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown on the trust loan note Source Document and mezzanine note Source Document, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the:
a.	First Payment Date,
b.	Interest Accrual Period Start,
c.	Interest Accrual Period End,
d.	Initial Maturity Date,
e.	Extension Options,
f.	Fully Extended Maturity Date,
g.	Extension Fee,
h.	Payment Grace Period,
i.	Rate Type,
j.	Amortization Type,
k.	Accrual Basis,
l.	Spread Increase,
m.	LIBOR Cap Strike and
n.	Prepayment String
characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is located on the applicable Source Documents for each of the characteristics listed in a. through n. above that are shown on this Exhibit 2 to Attachment A.

12.
For purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if as of the origination of the Mortgage Loan, tenants pay rents to the lockbox account, and monthly debt service and reserve accounts are funded directly from the lockbox account, all as described in the loan agreement Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Annex ID
Prop ID
Property Name
Property Count
Primary Servicer
Master Servicer
Trustee/Cert Admin
CREFC Fee
Mezzanine Primary Servicer
Mezzanine Master Servicer
Mezzanine Trustee/Cert Admin
Mezzanine CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.